PL GLOBAL ABSOLUTE RETURN FUND
PL Global Absolute Return Fund
Investment goal
This fund seeks to provide total return.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL GLOBAL ABSOLUTE RETURN FUND CLASS P
Management Fee		0.80%
Other Expenses	[1]	1.07%
Total Annual Fund Operating Expenses		1.87%
Less Expense Reimbursement	[2]	(0.43%)
Total Annual Fund Operating Expenses after Expense Reimbursement		1.44%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.20% through 12/31/2013. The agreement may be terminated by the fund upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PL GLOBAL ABSOLUTE RETURN FUND CLASS P
1 year	147
3 years	546

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption (USD $)	PL GLOBAL ABSOLUTE RETURN FUND CLASS P
1 year	147
3 years	546

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Example, affect the fund’s performance. This fund is new and does not yet have a turnover rate.
Principal investment strategies
This fund invests in securities, derivatives and other instruments to establish long and short investment exposures around the world. The manager typically seeks to establish such investment exposures to individual countries based on its view of the investment merits of a country. The fund normally invests in multiple countries and may have significant exposure to foreign currencies. The fund’s long and short investments are primarily government (sovereign) exposures, including sovereign debt, currencies, and investments relating to interest rates. The fund may also invest in corporate debt of both foreign and domestic issuers, including banks. The fund may invest a significant portion of its assets in a single country, a small number of countries, or a particular geographic region, and typically a portion will be invested in emerging market countries. The fund normally invests at least 40% of its net assets in foreign investments.

In seeking its investment goal, the fund may invest in fixed income securities of any credit quality, including securities that are non-investment grade (high yield/high risk, sometimes called “junk bonds”), and a wide variety of derivative instruments. The fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to): forward foreign currency contracts; futures on securities, indexes, currencies, and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the fund. The manager generally will make extensive use of derivatives to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the fund, to manage certain investment risks and as a substitute for direct investment in any security or instrument in which the fund may invest. Duration management is part of the investment strategy for this fund. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to changes in interest rates. The shorter a fund’s duration, the less sensitive it is to changes in interest rates.

The manager may use derivatives that have a leveraging effect to increase the fund’s exposure to specific investment opportunities. Such exposure may be several times the value of the fund’s assets. As such, the fund’s use of leverage may result in greater price volatility for the fund than if leverage had not been used. The fund may also engage in repurchase agreements and short sales. The fund typically has significant exposure to foreign investments and derivatives.

The fund employs an absolute return investment approach, which seeks to produce positive returns over a complete market cycle. However, the fund may experience negative returns over both shorter and longer-term time horizons.

The manager utilizes top-down economic and political analysis to identify investment opportunities throughout the world, including in both developed and emerging markets. The manager seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies through an analysis of global economies, markets, political conditions and other factors. The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

The performance of the fund is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods. However, the actual performance of the fund may be correlated with those traditional investments over short- or long-term periods. The fund’s strategy involves the use of leverage, and the fund’s performance may from time to time be more volatile than many other funds. The fund is generally intended to complement a balanced portfolio of traditional equity and fixed income investments as a means of seeking diversification and is not intended to be a complete investment program.

The fund is a “non-diversified” fund.
Principal risks
As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:
  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment goal, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Correlation Risk: While the performance of the fund is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of the fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when the fund’s performance is correlated with those traditional investments, any intended diversification effect of including this fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the fund.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency. Currency risk may also entail some degree of liquidity risk, particularly in emerging market currencies.
  Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.
  Derivatives Risk: Derivatives can be complex instruments, may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes and the fund may not hold the security or index on which the value of a derivative is based. Derivatives can also create investment exposure that exceeds the initial amount invested (known as leverage risk) — consequently, derivatives may experience very large swings in value. The use of derivatives may result in the fund losing more money than it would have lost if it had invested directly in the security or index. Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the fund may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed the fund’s principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility. The fund is required to segregate liquid assets or otherwise cover its obligation created by an investment that is leveraged. The use of leverage may result in the portfolio having to liquidate fund holdings when it may not be advantageous to do so in order to satisfy its obligation or to meet segregation requirements.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Non-Diversification Risk: The fund is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.
  Redemption Risk: Because the fund may serve as an Underlying Fund of a “fund of funds” of Pacific Life Funds (such as the PL Portfolio Optimization Funds or the PL Alternative Strategies Fund) and thus a significant percentage of its outstanding shares may be held by the fund of funds, a change in asset allocation by a fund of funds, could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
  Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change unexpectedly and frequently and may impact a fund significantly.
  Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.
  Short Sale Risk: A short sale involves the risk that the price at which the fund purchases a security to replace the borrowed security may be higher than the price that the fund sold the security, resulting in a loss to the fund. Such loss is theoretically unlimited. Short sales also involve certain costs and may expose the fund to leverage risk.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Fund performance
The fund does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the fund.